Himax Technologies, Inc. (the Parent Company only) (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2016	2017

	(in thousands)

Cash	$759	1,362
Investments in marketable securities available-for-sale	4,399	4,881
Other receivable from related party	7,150	2,751
Other current assets	976	498
Investments in subsidiaries and affiliates	727,903	753,315
Total assets	$741,187	762,807

Current liabilities	$284	235
Short-term debt	119,000	147,000
Debt borrowing from a subsidiary	154,170	158,924
Total equity	467,733	456,648
Total liabilities and equity	$741,187	762,807

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Income

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

Revenues	$-	-	-
Costs and expenses	460	330	236
Operating loss	(460)	(330)	(236)
Equity in earnings from subsidiaries and affiliates	20,820	55,191	30,355
Gain on sale of securities	1,682	-	-
Other non-operating income (loss)	3,153	(3,949)	(2,152)
Earnings before income taxes	25,195	50,912	27,967
Income tax expense	-	-	-
Net income	$25,195	50,912	27,967

Schedule Of Condensed Statements Of Comprehensive Income [Table Text Block]
Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

Net income	$25,195	50,912	27,967
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:	(259)	(115)	313
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(63)	(118)	466
Reclassification adjustment for realized losses (gains) included in net income	(196)	3	(153)
Foreign currency translation adjustments, net of income tax of nil	(573)	(479)	862
Net unrecognized actuarial gain (loss), net of income tax of $(168), $6 and $(25) in 2015, 2016 and 2017, respectively	(731)	6	(138)
Comprehensive income	$23,632	50,324	29,004

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows

	Year Ended December 31,
	2015	2016	2017
	(in thousands)
Cash flows from operating activities:
Net income	$25,195	50,912	27,967
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings from subsidiaries and affiliates	(20,820)	(55,191)	(30,355)
Gain on disposals of investment non-marketable equity securities, net	(1,682)	-	-
Changes in:
Other current assets	221	491	478
Other current liabilities	157	(100)	(49)
Net cash provided by (used in) operating activities	3,071	(3,888)	(1,959)
Cash flows from investing activities:
Purchases of available-for-sale marketable securities	(4,625)	(173)	(158)
Proceeds from disposals of investment in non-marketable equity securities	1,682	-	-
Purchases of equity method investment	(3,708)	-	-
Proceeds from disposals of equity method investment	-	64,513	4,825
Proceeds from capital reduction of investment	-	431	1,150
Cash received from (paid for) loan made to related party	-	(7,150)	4,400
Net cash provided by (used in) investing activities	(6,651)	57,621	10,217
Cash flows from financing activities:
Payments of cash dividends	(51,364)	(22,348)	(41,281)
Proceeds from short-term debt	351,000	192,000	151,000
Repayment of short-term debt	(301,000)	(234,000)	(123,000)
Proceeds from issue of RSUs from subsidiaries	5,311	1,081	872
Proceeds from debt from a subsidiary	375,572	367,667	201,849
Repayment of debt from a subsidiary	(374,775)	(358,910)	(197,095)
Net cash provided by (used in) financing activities	4,744	(54,510)	(7,655)
Net increase (decrease) in cash	1,164	(777)	603
Cash at beginning of year	372	1,536	759
Cash at end of year	$1,536	759	1,362

Supplemental disclosures of cash flow information:
Cash paid during the year for:
Interest paid during the year	$453	563	547
Income taxes paid during the year	$-	-	-